COMBINED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Sales
Total sales	$ 1,060	$ 87	$ 294
Cost of sales
Total cost of sales	1,774	368	771
Gross margin	(714)	(281)	(477)
Operating Expenses:
Research and development	16,949	11,042	14,593	$ 13,390
General and administrative	15,348	3,781	5,921	5,810
Sales and marketing	5,770	1,527	2,500	768
Total operating expenses	38,067	16,350	23,014	19,968
Loss from operations	(38,781)	(16,631)	(23,491)	(19,968)
Interest income	13	66	70	630
Other income (expense), net	2	0	(6)	(77)
Loss before income taxes	(38,766)	(16,565)	(23,427)	(19,415)
Provision for income taxes
Net loss	$ (38,766)	$ (16,565)	$ (23,427)	$ (19,415)
Basic and diluted net (loss) per share, shares subject to possible redemption	$ (7.41)	$ (3.58)	$ (5.04)	$ (4.33)
Weighted average shares outstanding, shares subject to possible redemption, basic and diluted	5,229,877	4,630,574	4,651,127	4,486,484
Device
Sales
Total sales	$ 521	$ 77	$ 200
Cost of sales
Total cost of sales	1,420	368	763
Service
Sales
Total sales	539	10	94
Cost of sales
Total cost of sales	$ 354	$ 0	$ 8